Employee benefit plans - Components of net periodic benefit cost (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee benefit plans
Service cost	€ 32,399	€ 42,367	€ 37,409
Net interest cost	23,721	11,927	10,794
Prior service cost	(538)	(512)	988
(Gains) losses from settlements			(374)
Net periodic benefit costs	€ 55,582	€ 53,782	€ 48,817